Cover	Jan. 23, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 23, 2026
Entity File Number	001-37815
Entity Registrant Name	Global Medical REIT Inc.
Entity Central Index Key	0001533615
Entity Tax Identification Number	46-4757266
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	7373 Wisconsin Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	202
Local Phone Number	524-6851
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GMRE
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Preferred Stock, par value $0.001 per share
Trading Symbol	GMRE PrA
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Series B Preferred Stock, par value $0.001 per share
Trading Symbol	GMRE PrB
Security Exchange Name	NYSE